NOTE 1. BASIS OF PRO FORMA PRESENTATION	Jan. 18, 2023
Accounting Policies [Abstract]
NOTE 1. BASIS OF PRO FORMA PRESENTATION

NOTE 1. BASIS OF PRO FORMA PRESENTATION

The audited pro forma condensed combined financial statements are based on the Company’s and Quality International historical consolidated financial statements as adjusted to give effect to the acquisition of Quality International and the shares issued as part of the acquisition. The audited pro forma combined statements of operations and balance sheet for the year ended December 31, 2022, give effect to the Quality International acquisition as if it had occurred on June 28, 2022, with the signed binding letter of intent.

Historical financial information has been adjusted in the pro forma balance sheet to pro forma events that are: (1) directly attributable to the Acquisition; and (2) factually supportable.

The pro forma adjustments presented in the pro forma combined balance sheet and statement of operations are described in Note 4 — Pro Forma Adjustments.